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January 30, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:  Ms. Patsy Mengiste, Document Control - EDGAR

Re:  IDS Equity Select Fund, Inc.
     File No. 2-13188/811-772

Dear Ms. Mengiste:

Registrant certifies that the form of prospectus and Statement of Additional that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

IDS EQUITY SELECT FUND, INC.



Leslie L. Ogg
Vice President, General Counsel and Secretary

LLO/TM/rdh